UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 78.5%
US Government Sponsored Agencies 74.2%
Federal Farm Credit Bank:
0.18% **, 8/26/2010	50,000,000	49,999,630
0.18% **, 11/4/2010	92,000,000	92,000,000
0.261% **, 12/23/2010	50,000,000	49,998,791
0.317% **, 2/4/2011	75,000,000	74,980,550
0.319% **, 12/17/2010	25,000,000	24,996,038
0.325% **, 2/28/2011	50,000,000	50,003,031
0.325% **, 3/28/2011	40,000,000	39,989,492
0.329% **, 8/25/2010	50,000,000	50,000,998
0.358% **, 1/20/2011	94,655,000	94,654,941
0.581% **, 12/23/2010	70,000,000	70,061,561
Federal Home Loan Bank:
0.036% *, 8/2/2010	24,287,000	24,286,960
0.145% *, 8/31/2010	994,000	993,876
0.25%, 12/28/2010	18,275,000	18,273,214
0.256% **, 11/17/2010	229,225,000	229,216,868
0.26%, 1/25/2011	40,000,000	39,994,783
0.271% **, 1/14/2011	100,000,000	100,000,000
0.315% **, 11/19/2010	250,000,000	249,984,945
0.39% **, 11/15/2010	170,000,000	169,992,521
0.45%, 10/28/2010	10,000,000	10,004,037
0.5%, 11/12/2010	45,000,000	45,002,905
1.25%, 10/14/2010	71,340,000	71,471,710
4.375%, 10/22/2010	17,625,000	17,785,765
Federal Home Loan Mortgage Corp.:
0.179% *, 8/24/2010	11,500,000	11,498,641
0.188% *, 8/17/2010	45,000,000	44,996,000
0.194% *, 8/13/2010	48,600,000	48,596,598
0.2% *, 8/20/2010	42,000,000	41,995,345
0.203% *, 8/24/2010	50,000,000	49,993,292
0.224% *, 9/1/2010	60,000,000	59,988,117
0.276% *, 9/27/2010	48,334,000	48,312,572
0.277% *, 10/26/2010	50,000,000	49,966,556
0.328% *, 12/7/2010	18,800,000	18,777,941
0.376% *, 10/25/2010	34,850,000	34,818,732
0.378% **, 5/10/2011	200,000,000	200,000,000
0.525% **, 1/28/2011	45,000,000	45,036,739
0.593% **, 4/1/2011	50,000,000	50,090,176
4.125%, 10/18/2010	31,259,000	31,504,976
4.75%, 10/4/2010	25,000,000	25,195,650
5.125%, 8/23/2010	15,000,000	15,043,643
6.875%, 9/15/2010	18,000,000	18,144,907
Federal National Mortgage Association:
0.218% *, 11/15/2010	10,000,000	9,993,522
0.243% *, 9/1/2010	57,396,000	57,383,644
0.246% *, 10/1/2010	100,000,000	99,957,639
0.248% *, 12/13/2010	40,000,000	39,962,778
0.27% *, 8/2/2010	25,000,000	24,999,632
0.297% **, 8/5/2010	164,000,000	164,003,501
0.298% *, 1/18/2011	28,000,000	27,960,333
0.308% *, 12/20/2010	45,000,000	44,945,362
0.324% *, 9/20/2010	85,000,000	84,961,042
0.406% *, 11/15/2010	63,500,000	63,423,341
0.446% *, 8/5/2010	50,000,000	49,996,944
2.875%, 10/12/2010	38,235,000	38,430,244
4.75%, 12/15/2010	12,000,000	12,199,428

		3,085,869,911
US Treasury Obligations 4.3%
US Treasury Notes:
1.5%, 10/31/2010	101,200,000	101,477,069
2.375%, 8/31/2010	50,000,000	50,082,065
4.5%, 11/15/2010	25,000,000	25,299,371

		176,858,505

Total Government & Agency Obligations (Cost $3,262,728,416)		3,262,728,416
Repurchase Agreements 18.2%
Banc of America Securities LLC, 0.21% dated 7/30/2010, to be repurchased at $50,996,216 on 8/2/2010 (a)	50,995,324	50,995,324
BNP Paribas, 0.21% dated 7/30/2010, to be repurchased at $346,701,067 on 8/2/2010 (b)	346,695,000	346,695,000
JPMorgan Securities, Inc., 0.19% dated 7/30/2010, to be repurchased at $119,280,494 on 8/2/2010 (c)	119,278,605	119,278,605
Morgan Stanley & Co., Inc., 0.21% dated 7/30/2010, to be repurchased at $242,105,209 on 8/2/2010 (d)	242,100,972	242,100,972

Total Repurchase Agreements (Cost $759,069,901)		759,069,901

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,021,798,317) †	96.7	4,021,798,317
Other Assets and Liabilities, Net	3.3	135,947,255

Net Assets	100.0	4,157,745,572

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $4,021,798,317.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,588,000	Federal Home Loan Bank	Zero Coupon	8/20/2010	24,585,541
27,362,000	Federal National Mortgage Association	1.75-2.6	1/21/2014-1/27/2016	27,430,215

Total Collateral Value	52,015,756

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
134,500,000	Federal Home Loan Bank	0.7-0.75	9/30/2010-4/18/2011	134,943,035
228,877,471	Federal Home Loan Mortgage Corp.	Zero Coupon-7.5	12/1/2013-5/4/2037	82,921,239
134,552,283	Federal National Mortgage Association	4.0-10.5	9/15/2010-9/1/2039	135,764,733

Total Collateral Value	353,629,007

(c)	Collateralized by $155,370,100 US Treasury STRIPS, with various maturity dates of 5/15/2014-8/15/2022 with a value of $121,665,642.
(d)	Collateralized by $228,948,207 Federal National Mortgage Association, with various coupon rates from 4.5-6.5%, with various maturity dates of 5/1/2019-11/1/2039 with a value of $246,942,992.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(e)	$—	$3,262,728,416	$—	$3,262,728,416
Repurchase Agreements	—	759,069,901	—	759,069,901
Total	$—	$4,021,798,317	$—	$4,021,798,317

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010